ACCRUED LIABILITIES (Details) (USD $)	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Payables and Accruals [Abstract]
Payroll		$ 58,431	$ 62,555
Security and Other Deposits		42,322	39,267
Professional Fees		58,891	45,682
Real Estate Taxes		79,020	78,124
Other		72,433	190,307
Total	$ 223,586	$ 311,097	$ 415,935